Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Operating Lease Revenue

All of our leases are classified as operating leases. The following table summarizes the components of operating lease revenue recognized during the years ended December 31, 2023 and 2022 included within the Consolidated Statements of Operations (dollars in thousands):

	Year Ended December 31,
Lease revenue	2023	2022
Fixed contractual payments	$7,103	$7,107
Variable lease payments	$23,100	$21,542
Straight-line rental income	$70	$25

Schedule of Operating Lease Maturities
Years Ending December 31,	Future lease payments due
2024	$5,937
2025	$5,399
2026	$4,568
2027	$2,511
2028	$1,168
Thereafter	$1,653